UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Small Cap Growth Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Effective September 8, 2015, Great-West Funds, Inc. and Great-West Capital Management, LLC retained Lord Abbett & Co. LLC (“Lord Abbett”) and Peregrine Capital Management, Inc. (“Peregrine”) as co-sub-advisers to the Fund.
For the twelve-month period ended December 31, 2019, the Fund (Institutional Class shares) returned 27.69%, relative to a 28.48% return for the Russell 2000® Growth Index, the Fund’s benchmark index.
Lord Abbett Commentary
Domestic equity returns were positive over the past year, with large cap stocks, as represented by the S&P 500® Index, rising 31.49% during the period, while small cap stocks, as represented by the Russell 2000® Index, were up 25.52%. Following a tumultuous fourth quarter of 2018, where trade tensions and monetary policy uncertainty sent many investors toward safety, the market staged a strong recovery. After the worst December since 1931, the S&P 500 Index posted its best January performance since 1987. Trade tensions continued to dominate headlines, as trade negotiations between the U.S. and China remained volatile throughout the period. Since the beginning of 2019, both the U.S. and China have imposed tariffs of roughly $550 billion and $185 billion on each country’s products, respectively. One of the more notable shifts over the year was the U.S. Federal Reserve’s (“Fed”) transition to a more dovish policy stance, with Chairman Jerome Powell stating that the Fed would act appropriately to sustain economic growth. Given an uncertain market outlook and muted inflation pressures, the Fed announced its decision to cut interest rates by 25 basis points on July 31, 2019, to a range of 2.00-2.25%. This was the first time that the Fed had cut interest rates since December 2008. The Fed followed that decision with two more 25 basis point rate cuts in September and October, citing “implications of global developments for the economic outlook as well as muted inflation pressures”. After the October rate cut, Fed Chairman Powell signaled a likely pause on future rate cuts. The combination of a dovish Fed, trade pressures, and slowing economic growth resulted in falling rates across the U.S. Treasury yield curve. In fact, in July, the yield on the 10-year U.S. Treasury fell to its lowest level since 2016. Bond yields continued to fall, and in August, the spread between the U.S. 10-year Treasury and the 2-year Treasury temporarily inverted. In September, a large rotation from growth stocks into value took place and continued through November. Geopolitics also contributed to market volatility. Following a coordinated drone strike on Saudi Arabia in the third quarter, Brent crude oil prices increased 20% in one trading session. Despite the record increase, oil prices retracted their gains within weeks. Investor sentiment was buoyed in November as the market grew optimistic about the possibility of a “Phase One” trade deal between the U.S. and China, which was ultimately reached in December. The agreement included structural reforms to China’s trade regime in areas such as intellectual property and agriculture, as well as a commitment from China to make additional purchases of U.S. goods and services moving forward. In return, the U.S. would not proceed with tariffs that were scheduled to go into effect in December on nearly $160 billion worth of Chinese goods and would cut the tariff rate imposed on September 1, 2019 on $120 billion worth of Chinese goods from 15% to 7.5%.
Security selection within the health care sectors contributed to the Lord Abbett sub-advised portion of the Fund’s relative performance during the twelve-month period. Within the sector, shares of Tandem Diabetes Care, Inc., a developer of therapeutic treatments for a multitude of diseases, contributed to relative performance. Shares of Tandem rose as the company shipped more pumps in the first half of 2019 than all of 2018. Additionally, half of its new customers were new to pump therapy, as the company was able to penetrate into the much larger multiple daily injection market. Edios Therapeutics, Inc., a developer of therapies for unaddressed diseases cause by amyloidosis, also contributed to performance. Shares of Edios rose throughout the period as investors’ were enthusiastic about the prospects for the company’s A-10 drug, specifically after the rapid approval and pricing of a similar drug by Pfizer.
The Lord Abbett sub-advised portion of the Fund’s position in shares of Everbridge, Inc., a developer of critical event and enterprise safety software solutions, also contributed to relative performance during the period. Everbridge’s management expressed a strong outlook for 2019 and beyond, as the European government mandated that all European Union countries must have a mass notification system, which increased demand for Everbridge’s services.
Security selection within the communications services sector detracted the most from performance. The Lord Abbett sub-advised portion of the Fund’s holdings of Fluent, Inc., a provider of performance marketing services, detracted. Despite reporting revenue growth that beat expectations, Fluent’s management lowered full-year revenue and earnings guidance, which negatively impacted the company’s share price. Additionally, holdings of Glu Mobile, Inc., a designer of mobile games, detracted. Glu Mobile reported second quarter 2019 bookings that were in line with expectations; however, shares of the company came under pressure after it delayed the release of Disney Sorcerer’s Arena game.
Security selection within the industrials sector also detracted from performance during the period. Within this sector, the Lord Abbett sub-advised portion of the Fund’s position in NV5 Global, Inc., a provider of consulting services, detracted. Shares of NV5 fell as the company reported third quarter results that missed expectations as three projects were delayed.
Throughout 2019, global equity markets wrestled with trade war concerns. These worries appear to be lessening as we begin 2020. We believe that improving fundamentals and moderate inflation levels will continue to support higher equity prices for select innovative growth stocks. Furthermore, we have a positive outlook for the markets and earnings prospects for this year and next, as our outlook for U.S. corporate earnings is solid after decelerating in 2019. We continue to see above average earnings growth prospects and opportunities in technology, health care, and consumer sectors, and these are the areas where the portion of the Fund sub-advised by Lord Abbett remains concentrated.
Additionally, we believe the scarcity of growth, the pace of innovation, and the absence of inflation make it an optimal time to increase exposure to the strategy. We are focused on identifying companies with sound business models, favorable industry conditions, competitive advantages, and competent management teams, and we continue to assess market sentiment and momentum factors to balance risk and opportunity.
Peregrine Commentary
In the face of rising geopolitical and economic uncertainties, equity markets were remarkably resilient in 2019 as macroeconomic factors consistently overshadowed declining company fundamentals. Early in the year, investor optimism was driven by the Fed’s pivot to a more accommodative stance toward monetary policy, while three interest rate cuts and improving trade war headlines further buoyed investor sentiment in the second half. As a result, fears of a pending economic downturn subsided driving equity prices (and valuations) meaningfully higher.
The persistent top-down driven market environment was a headwind to our fundamentally driven investment process causing the portion of the Fund sub-advised by Peregrine to underperform the benchmark for the full year. Industrials was the largest contributor to performance in the period with strength across our machinery and commercial services holdings. The technology sector was also a positive contributor and was driven by strong stock selection in semiconductors and communication equipment. Healthcare was the largest detractor from performance for the year due to adverse stock selection in healthcare supplies and healthcare technology.
We believe that company fundamentals are the primary driver of stock returns over longer periods of time. However, when sentiment and macroeconomic factors are the core drivers of equity markets over the short term, it can lead to periods of underperformance. That was the case in 2019 as interest rates and trade dominated the market narrative. During the more than forty-year history of this style, we have seen similar disconnections of fundamentals and stock prices. None have ever proved to be anything more than transient. The consistent reliance on our high-growth, yet valuation sensitive framework has ultimately led to strong long-term outperformance, albeit not always in a linear fashion. We do not change our proven process to chase short-term market conditions and we are committed to its diligent implementation to deliver continued long-term outperformance.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from September 10, 2015 (inception) through December 31, 2015.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	27.69%	N/A	10.22%
Investor Class	27.28%	N/A	9.86%
(a) Institutional Class inception date was September 10, 2015.
(b) Investor Class inception date was September 10, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2019 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	29.27%
Technology	20.14
Industrial	13.88
Consumer, Cyclical	11.10
Financial	10.08
Communications	4.71
Basic Materials	1.92
Energy	0.60
Short Term Investments	8.30
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,054.10	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.33
Investor Class
Actual	$1,000.00	$1,053.00	$6.22
Hypothetical (5% return before expenses)	$1,000.00	$1,019.42	$6.12
* Expenses are equal to the Fund's annualized expense ratio of 0.84% for the Institutional Class shares and 1.19% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.03%
70,308	Element Solutions Inc(a)	$ 821,198
34,928	Orion Engineered Carbons SA	674,110
18,973	Steel Dynamics Inc	645,841
		2,141,149
Communications — 4.97%
5,485	8x8 Inc(a)	100,376
25,022	Calix Inc(a)	200,176
2,115	Cardlytics Inc(a)	132,949
28,681	Ciena Corp(a)	1,224,392
5,753	Eventbrite Inc Class A(a)	116,038
7,250	EverQuote Inc Class A(a)(b)	249,037
5,480	Fiverr International Ltd(a)	128,780
35,093	Gogo Inc(a)(b)	224,595
57,928	Houghton Mifflin Harcourt Co(a)	362,050
44,410	Limelight Networks Inc(a)	181,193
15,590	Mimecast Ltd(a)	676,294
28,753	PagerDuty Inc(a)(b)	672,533
9,739	RealReal Inc(a)(b)	183,580
10,280	Zendesk Inc(a)	787,756
		5,239,749
Consumer, Cyclical — 11.73%
3,757	Boot Barn Holdings Inc(a)	167,299
4,243	Burlington Stores Inc(a)	967,531
30,942	Callaway Golf Co	655,970
8,689	Children's Place Inc(b)	543,236
21,400	Eldorado Resorts Inc(a)	1,276,296
50,931	Extended Stay America Inc	756,835
8,015	FirstCash Inc	646,249
12,712	Fox Factory Holding Corp(a)	884,374
4,355	Freshpet Inc(a)	257,337
4,242	Funko Inc Class A(a)(b)	72,793
21,905	G-III Apparel Group Ltd(a)	733,818
12,867	IAA Inc(a)	605,521
57,604	International Game Technology PLC(b)	862,332
14,295	KAR Auction Services Inc	311,488
6,037	Kura Sushi USA Inc Class A(a)	153,642
3,138	LGI Homes Inc(a)	221,700
36,697	Lions Gate Entertainment Corp Class B(a)	364,401
5,879	Lovesac Co(a)(b)	94,358
7,452	Malibu Boats Inc Class A(a)	305,159
26,920	PetIQ Inc(a)(b)	674,346
29,724	Skyline Champion Corp(a)	942,251
8,168	Sonos Inc(a)	127,584
36,199	Wabash National Corp	531,763
6,037	YETI Holdings Inc(a)(b)	209,967
		12,366,250
Consumer, Non-Cyclical — 30.94%
13,416	ACADIA Pharmaceuticals Inc(a)	573,937
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,623	Adaptive Biotechnologies Corp(a)(b)	$ 317,840
4,980	Alector Inc(a)(b)	85,805
5,262	Alnylam Pharmaceuticals Inc(a)	606,025
45,884	Amicus Therapeutics Inc(a)	446,910
15,280	AMN Healthcare Services Inc(a)	952,097
10,045	ArQule Inc(a)	200,498
17,943	ASGN Inc(a)	1,273,415
27,536	AtriCure Inc(a)	895,195
20,448	AxoGen Inc(a)	365,815
28,701	Axonics Modulation Technologies Inc(a)(b)	795,305
4,688	Bluebird Bio Inc(a)	411,372
1,766	Calavo Growers Inc	159,982
26,377	CareDx Inc(a)	568,952
3,396	Castle Biosciences Inc(a)(b)	116,721
87,248	Cerus Corp(a)	368,187
5,304	Chefs' Warehouse Inc(a)	202,135
2,248	ChemoCentryx Inc(a)	88,908
13,709	Coherus Biosciences Inc(a)	246,831
7,313	Deciphera Pharmaceuticals Inc(a)	455,161
4,514	Denali Therapeutics Inc(a)(b)	78,634
6,783	Eidos Therapeutics Inc(a)(b)	389,276
10,542	Emergent BioSolutions Inc(a)	568,741
6,294	Euronet Worldwide Inc(a)	991,683
20,923	Flexion Therapeutics Inc(a)(b)	433,106
2,313	Forty Seven Inc(a)	91,063
2,418	Galapagos NV Sponsored ADR(a)	500,115
16,309	Glaukos Corp(a)(b)	888,351
8,289	HealthEquity Inc(a)	613,966
11,195	ICF International Inc	1,025,686
7,672	ICON PLC(a)	1,321,349
24,405	Immunomedics Inc(a)(b)	516,410
3,495	Insmed Inc(a)	83,461
5,081	Inspire Medical Systems Inc(a)	377,061
3,173	Intercept Pharmaceuticals Inc(a)	393,198
26,581	Invitae Corp(a)(b)	428,752
7,663	Ionis Pharmaceuticals Inc(a)	462,922
19,435	Iovance Biotherapeutics Inc(a)	537,961
1,600	iRhythm Technologies Inc(a)	108,944
45,551	Ironwood Pharmaceuticals Inc(a)	606,284
1,747	Karuna Therapeutics Inc(a)	131,619
3,099	Krystal Biotech Inc(a)	171,623
26,817	Momenta Pharmaceuticals Inc(a)	529,099
6,167	Monro Inc	482,259
2,730	MyoKardia Inc(a)(b)	198,976
18,136	Myovant Sciences Ltd(a)	281,471
2,336	Nevro Corp(a)	274,573
3,252	NextCure Inc(a)	183,185
5,635	Novocure Ltd(a)	474,861
5,773	OrthoPediatrics Corp(a)	271,273
10,346	Pacira BioSciences Inc(a)	468,674
26,971	Performance Food Group Co(a)	1,388,467

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,606	Portola Pharmaceuticals Inc(a)(b)	$ 444,311
8,876	Rocket Pharmaceuticals Inc(a)	202,018
4,045	Shockwave Medical Inc(a)	177,656
21,559	Silk Road Medical Inc(a)	870,552
5,290	Strategic Education Inc	840,581
23,944	Syneos Health Inc(a)	1,424,070
17,291	Tactile Systems Technology Inc(a)	1,167,315
10,120	Teladoc Health Inc(a)(b)	847,246
6,572	Turning Point Therapeutics Inc(a)	409,370
10,642	Twist Bioscience Corp(a)(b)	223,482
1,190	uniQure NV(a)(b)	85,275
8,555	Veracyte Inc(a)	238,856
5,174	WEX Inc(a)	1,083,746
5,758	Willdan Group Inc(a)	182,989
		32,601,601
Energy — 0.64%
35,507	Parsley Energy Inc Class A	671,438
Financial — 10.66%
10,878	Argo Group International Holdings Ltd	715,229
5,464	Assetmark Financial Holdings Inc(a)	158,565
1,227	Bridge Bancorp Inc	41,141
18,566	BRP Group Inc Class A(a)	297,984
2,074	eHealth Inc(a)	199,270
23,587	Essent Group Ltd	1,226,288
15,045	Evercore Inc Class A	1,124,764
21,500	Focus Financial Partners Inc Class A(a)	633,605
16,759	Goosehead Insurance Inc Class A(b)	710,582
6,732	I3 Verticals Inc Class A(a)	190,179
6,544	Pacific Premier Bancorp Inc	213,367
15,803	Palomar Holdings Inc(a)	797,893
14,409	QTS Realty Trust Inc REIT Class A	781,976
14,618	Redfin Corp(a)	309,025
3,238	Sandy Spring Bancorp Inc	122,655
18,523	Stifel Financial Corp	1,123,420
3,116	SVB Financial Group(a)	782,241
16,095	Triumph Bancorp Inc(a)	611,932
5,885	Trupanion Inc(a)(b)	220,452
24,051	Virtu Financial Inc Class A(b)	384,576
4,804	Virtus Investment Partners Inc	584,743
		11,229,887
Industrial — 14.67%
19,139	AAR Corp	863,169
3,665	AeroVironment Inc(a)	226,277
9,526	AGCO Corp	735,883
15,042	AO Smith Corp	716,601
Shares		Fair Value
Industrial — (continued)
16,913	Atkore International Group Inc(a)	$ 684,300
24,071	Boise Cascade Co	879,314
9,112	Chart Industries Inc(a)	614,969
12,812	CIRCOR International Inc(a)	592,427
11,249	Comtech Telecommunications Corp	399,227
8,305	Dycom Industries Inc(a)	391,581
7,567	Federal Signal Corp	244,036
20,125	Gardner Denver Holdings Inc(a)	738,185
38,050	GasLog Ltd	372,509
13,140	Hub Group Inc Class A(a)	673,950
8,985	Ichor Holdings Ltd(a)	298,931
10,836	KBR Inc	330,498
17,183	Knight-Swift Transportation Holdings Inc	615,839
6,654	Knowles Corp(a)	140,732
39,252	Kratos Defense & Security Solutions Inc(a)	706,928
9,326	Masonite International Corp(a)	673,430
8,399	Napco Security Technologies Inc(a)	246,847
2,422	OSI Systems Inc(a)	243,992
23,509	PGT Innovations Inc(a)	350,519
36,956	Schneider National Inc Class B	806,380
30,403	SPX Corp(a)	1,546,905
12,557	US Concrete Inc(a)	523,125
7,127	Woodward Inc	844,122
		15,460,676
Technology — 21.28%
8,177	Agilysys Inc(a)	207,778
50,186	Allscripts Healthcare Solutions Inc(a)	492,576
5,246	Appian Corp(a)(b)	200,450
15,033	Benefitfocus Inc(a)	329,824
14,801	Black Knight Inc(a)	954,369
46,903	Box Inc Class A(a)	787,032
5,043	Cabot Microelectronics Corp	727,806
10,469	Cerence Inc(a)	236,914
7,617	CEVA Inc(a)	205,354
19,397	Cornerstone OnDemand Inc(a)	1,135,694
8,060	CyberArk Software Ltd(a)	939,635
7,717	Endava PLC Sponsored ADR(a)	359,612
1,050	Everbridge Inc(a)	81,984
43,516	Evolent Health Inc Class A(a)	393,820
28,785	FormFactor Inc(a)	747,546
4,369	Health Catalyst Inc(a)(b)	151,604
5,386	Impinj Inc(a)(b)	139,282
8,237	Kornit Digital Ltd(a)	281,953
2,087	LivePerson Inc(a)	77,219
25,617	LiveRamp Holdings Inc(a)	1,231,409
18,803	Lumentum Holdings Inc(a)	1,491,078
51,610	Nuance Communications Inc(a)	920,206
10,615	Omnicell Inc(a)	867,458
17,433	Onto Innovation Inc(a)	637,002
18,916	Phreesia Inc(a)	503,922

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Technology — (continued)
11,843	PTC Inc(a)	$ 886,922
10,523	Rambus Inc(a)	144,954
22,331	RealPage Inc(a)	1,200,291
13,499	Silicon Motion Technology Corp ADR	684,534
18,919	Sprout Social Inc Class A(a)(b)	303,650
24,150	SS&C Technologies Holdings Inc	1,482,810
11,470	SVMK Inc(a)	204,969
11,674	Tabula Rasa HealthCare Inc(a)(b)	568,290
8,082	Talend SA ADR(a)	316,087
12,813	Teradyne Inc	873,719
11,597	Tufin Software Technologies Ltd(a)	203,991
5,420	Upland Software Inc(a)	193,548
46,163	Verra Mobility Corp(a)	645,820
43,126	Zuora Inc Class A(a)(b)	617,996
		22,429,108
TOTAL COMMON STOCK — 96.92% (Cost $92,184,749)		$102,139,858
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 8.78%
$2,196,955	Undivided interest of 14.38% in a repurchase agreement (principal amount/value $15,291,069 with a maturity value of $15,292,403) with Bank of America Securities Inc, 1.57%, dated 12/31/19 to be repurchased at $2,196,955 on 1/2/20 collateralized by various U.S. Government Agency securities, 3.00% - 4.52%, 4/1/24 - 9/1/49, with a value of $15,596,890.(c)	2,196,955
2,196,955	Undivided interest of 3.33% in a repurchase agreement (principal amount/value $66,115,552 with a maturity value of $66,121,319) with Citigroup Global Markets Inc, 1.57%, dated 12/31/19 to be repurchased at $2,196,955 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/13/20 - 9/20/69, with a value of $67,437,863.(c)	2,196,955
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,196,955	Undivided interest of 48.28% in a repurchase agreement (principal amount/value $4,554,058 with a maturity value of $4,554,455) with Morgan Stanley & Co LLC, 1.57%, dated 12/31/19 to be repurchased at $2,196,955 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.00% - 6.50%, 7/1/27 - 1/1/50, with a value of $4,645,139.(c)	$ 2,196,955
2,196,955	Undivided interest of 48.28% in a repurchase agreement (principal amount/value $4,554,058 with a maturity value of $4,554,458) with Daiwa Capital Markets America Inc, 1.58%, dated 12/31/19 to be repurchased at $2,196,955 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.03%, 1/14/20 - 12/20/49, with a value of $4,645,139.(c)	2,196,955
462,162	Undivided interest of 48.56% in a repurchase agreement (principal amount/value $952,533 with a maturity value of $952,615) with Mizuho Securities (USA) LLC, 1.55%, dated 12/31/19 to be repurchased at $462,162 on 1/2/20 collateralized by U.S. Treasury securities, 0.00% - 1.63%, 5/14/20 - 11/30/26, with a value of $971,584.(c)	462,162
TOTAL SHORT TERM INVESTMENTS — 8.78% (Cost $9,249,982)		$ 9,249,982
TOTAL INVESTMENTS — 105.70% (Cost $101,434,731)		$111,389,840
OTHER ASSETS & LIABILITIES, NET — (5.70)%		$ (6,008,190)
TOTAL NET ASSETS — 100.00%		$105,381,650

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of December 31, 2019
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2019.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West Small Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $9,097,356 of securities on loan)(a)	$102,139,858
Repurchase agreements, fair value(b)	9,249,982
Cash	3,379,970
Dividends receivable	22,822
Subscriptions receivable	95,098
Receivable for investments sold	15,318
Total Assets	114,903,048
LIABILITIES:
Payable for director fees	2,807
Payable for investments purchased	124,605
Payable for other accrued fees	29,889
Payable for shareholder services fees	2,071
Payable to investment adviser	74,559
Payable upon return of securities loaned	9,249,982
Redemptions payable	37,485
Total Liabilities	9,521,398
NET ASSETS	$105,381,650
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$956,748
Paid-in capital in excess of par	92,817,238
Undistributed/accumulated earnings	11,607,664
NET ASSETS	$105,381,650
NET ASSETS BY CLASS
Investor Class	$6,520,986
Institutional Class	$98,860,664
CAPITAL STOCK:
Authorized
Investor Class	15,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	598,925
Institutional Class	8,968,554
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.89
Institutional Class	$11.02
(a) Cost of investments	$92,184,749
(b) Cost of repurchase agreements	$9,249,982
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West Small Cap Growth Fund
INVESTMENT INCOME:
Income from securities lending	$63,104
Dividends	545,435
Total Income	608,539
EXPENSES:
Management fees	743,377
Shareholder services fees – Investor Class	23,678
Audit and tax fees	28,643
Custodian fees	21,513
Director's fees	14,191
Legal fees	9,460
Pricing fees	758
Registration fees	27,819
Transfer agent fees	7,351
Other fees	187
Total Expenses	876,977
Less amount waived by investment adviser	101,045
Net Expenses	775,932
NET INVESTMENT LOSS	(167,393)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	6,672,414
Net Realized Gain	6,672,414
Net change in unrealized appreciation on investments	14,171,395
Net Change in Unrealized Appreciation	14,171,395
Net Realized and Unrealized Gain	20,843,809
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,676,416
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Small Cap Growth Fund	2019	2018
OPERATIONS:
Net investment loss	$(167,393)	$(181,040)
Net realized gain	6,672,414	14,375,217
Net change in unrealized appreciation (depreciation)	14,171,395	(14,530,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,676,416	(336,422)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(259,561)	(1,306,443)
Institutional Class	(3,951,044)	(13,438,512)
From Net Investment Income and Net Realized Gains	(4,210,605)	(14,744,955)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,117,134	5,672,018
Institutional Class	38,517,131	38,623,937
Shares issued in reinvestment of distributions
Investor Class	259,561	1,306,443
Institutional Class	3,951,044	13,438,512
Shares redeemed
Investor Class	(3,591,535)	(4,391,505)
Institutional Class	(23,335,947)	(27,821,210)
Net Increase in Net Assets Resulting from Capital Share Transactions	17,917,388	26,828,195
Total Increase in Net Assets	34,383,199	11,746,818
NET ASSETS:
Beginning of year	70,998,451	59,251,633
End of year	$105,381,650	$70,998,451
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	202,152	459,950
Institutional Class	3,622,035	3,175,609
Shares issued in reinvestment of distributions
Investor Class	23,791	147,728
Institutional Class	357,885	1,506,902
Shares redeemed
Investor Class	(339,641)	(338,649)
Institutional Class	(2,204,897)	(2,122,864)
Net Increase	1,661,325	2,828,676
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$ 8.91	(0.05)	2.48	2.43	-	-	(0.45)	(0.45)	$10.89	27.28%
12/31/2018	$11.59	(0.07)	(0.31)	(0.38)	-	(0.62)	(1.68)	(2.30)	$ 8.91	(2.99%)
12/31/2017	$ 9.99	(0.07)	2.22	2.15	-	-	(0.55)	(0.55)	$11.59	21.49%
12/31/2016	$ 9.36	(0.03)	0.66	0.63	-	-	-	-	$ 9.99	6.73%
12/31/2015 (d)	$10.00	(0.02)	(0.62)	(0.64)	-	-	-	-	$ 9.36	(6.40%) (e)
Institutional Class
12/31/2019	$ 8.99	(0.02)	2.51	2.49	-	(0.01)	(0.45)	(0.46)	$11.02	27.69%
12/31/2018	$11.68	(0.03)	(0.32)	(0.35)	-	(0.66)	(1.68)	(2.34)	$ 8.99	(2.72%)
12/31/2017	$10.03	(0.03)	2.23	2.20	-	-	(0.55)	(0.55)	$11.68	21.91%
12/31/2016	$ 9.37	0.00 (f)	0.68	0.68	(0.01)	(0.01)	-	(0.02)	$10.03	7.16%
12/31/2015 (d)	$10.00	(0.01)	(0.62)	(0.63)	-	-	-	-	$ 9.37	(6.30%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 6,521	1.66%	1.19%	(0.53%)	70%
12/31/2018	$ 6,347	1.64%	1.19%	(0.55%)	86%
12/31/2017	$ 5,142	1.51%	1.21%	(0.60%)	119%
12/31/2016	$ 5,170	1.25%	1.25%	(0.31%)	91%
12/31/2015 (d)	$ 7,050	1.25% (h)	1.25% (h)	(0.63%) (h)	25% (e)
Institutional Class
12/31/2019	$98,861	0.92%	0.84%	(0.16%)	70%
12/31/2018	$64,652	0.95%	0.84%	(0.20%)	86%
12/31/2017	$54,110	0.99%	0.86%	(0.25%)	119%
12/31/2016	$47,367	0.90%	0.90%	0.03%	91%
12/31/2015 (d)	$42,726	0.90% (h)	0.90% (h)	(0.28%) (h)	25% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on September 10, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Amount was less than $0.01 per share.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Small Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2019

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 102,139,858	$ —	$ —	$ 102,139,858
Short Term Investments	—	9,249,982	—	9,249,982
Total Assets	$ 102,139,858	$ 9,249,982	$ 0	$ 111,389,840
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Annual Report - December 31, 2019

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$75,898	$3,718,028
Long-term capital gain	4,134,707	11,026,927
	$4,210,605	$14,744,955
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,781,038
Undistributed long-term capital gains	842,481
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	8,984,145
Tax composition of capital	$11,607,664
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$102,405,695
Gross unrealized appreciation on investments	15,815,202
Gross unrealized depreciation on investments	(6,831,057)
Net unrealized appreciation on investments	$8,984,145

Annual Report - December 31, 2019

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.83% of the Fund’s average daily net assets up to $1 billion dollars, 0.78% of the Fund’s average daily net assets over $1 billion dollars and 0.73% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.84% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$80,351	$110,177	$101,045	$0
The Adviser and Great-West Funds have entered into sub-advisory agreements with Peregrine Capital Management LLC and Lord, Abbett & Co LLC. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the fiscal year ended December 31, 2019.
3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $73,130,404 and $60,905,635, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2019, the Fund had securities on loan valued at $9,097,356 and received collateral as reported on the Statement of Assets and

Annual Report - December 31, 2019

Liabilities of $9,249,982 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Small Cap Growth Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from September 10, 2015 (commencement of operations) to December 31, 2015, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from September 10, 2015 (commencement of operations) to December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 17% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020